RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Notes and other explanatory information [abstract]
CHNR's share of office rental, rates and others to Anka Consultants Limited	[1],[2]	$ 49	¥ 353	¥ 234
Feishang Management's share of office rental to Feishang Enterprise	[3],[4]	$ 12	¥ 84	¥ 84

[1]	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.
[2]	The Company signed a contract with Anka to lease 184 square meters of office premises for two years from July 2018 to June 30, 2020, and extended it to June 30, 2025. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
[3]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company
[4]	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2024, which will expire on September 30, 2025.